18. INTANGIBLE ASSETS (Details Narrative)	Dec. 31, 2017	Dec. 31, 2016
Top of range [Member] | Discounted cash flow [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of discounted rate	9.74%	13.25%